Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES [Abstract]
Future Obligations for Operating Leases

Amount
US$
For the year ending
2014	2,748
2015	2,127
2016	2,090
2017	1,565
2018	310
2019 and thereafter	—
Total minimum payment required	8,840